Exchange Agreement with VisionWave Holdings, Inc	6 Months Ended
Jun. 30, 2026
Exchange Agreement with VisionWave Holdings, Inc [Abstract]
Exchange Agreement with VisionWave Holdings, Inc

Note 5 - Exchange Agreement with VisionWave Holdings, Inc

On January 26, 2026, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with VisionWave Holdings, Inc. (“VisionWave”), pursuant to which the parties agreed to enter into a strategic collaboration focused on the development and commercialization of radio-frequency (“RF”) based technologies for defense, homeland security and critical infrastructure applications.

Under the Exchange Agreement, the Company and VisionWave agreed to complete a staged equity exchange in three sequential stages. Upon completion of all stages, and subject to the terms and conditions of the Exchange Agreement, VisionWave was expected to beneficially own approximately 51% of the Company’s issued and outstanding ordinary share capital (on a fully diluted basis, excluding certain dilutive effects), and the Company was expected to receive VisionWave common stock with an aggregate value of approximately $7.0 million, subject to a short-term value protection mechanism as set forth in the Exchange Agreement (which was based on a decline of the market price of VisionWave Common Stock by more than 10% from the Price used for any Stage during the ten trading days following issuance).

In addition, pursuant to the Exchange Agreement, VisionWave granted the Company a perpetual, irrevocable, worldwide, royalty-free and non-exclusive license to certain of VisionWave’s proprietary RF technologies for the development, integration, commercialization and operation of RF-based products and solutions.

On March 5, 2026, following the approval of the Company’s shareholders at the Extraordinary General Meeting, the Company completed the initial closing (“Stage 1 Closing”) under the Exchange Agreement.

Upon the Stage 1 Closing, VisionWave issued to the Company 365,610 restricted shares of VisionWave common stock having an aggregate fair value of approximately $2.26 million (NIS 7,042), considering the effect of discount for lack of marketability of the shares. Based on the terms of the value protection mechanism, the company was not entitled to additional shares with respect to the Stage 1 Closing.

In exchange, the Company issued to VisionWave 148,584 restricted American Depositary Shares (“ADSs”), representing 6,418,828,800 ordinary shares, corresponding to approximately 19.99% of the Company’s issued and outstanding share capital as of the effective date of the Exchange Agreement, calculated on a fully diluted basis in accordance with the Exchange Agreement.

On June 22, 2026, following the achievement and certification of the contractual milestones, the Company and VisionWave agreed upon the completion of both the Stage 2 Closing (Milestone 1 Exchange) and the Stage 3 Closing (Milestone 2 Exchange) under the Exchange Agreement.

Accordingly, the Company issued an aggregate number of 728,060 restricted ADSs, representing 31,452,192,000 ordinary shares, as follows:

●	384,450 restricted ADSs (representing 16,608,240,000 ordinary shares) were issued to VisionWave; and

●	343,610 restricted ADSs (representing 14,843,952,000 ordinary shares) were issued directly to Adrian Holdings S.R.L. (“Adrian”), pursuant to a Notice of Assignment and Irrevocable Delivery Direction received from VisionWave.

The assignment to Adrian did not modify the aggregate consideration payable to the Company or the aggregate number of ordinary shares issued under the Exchange Agreement. Adrian received a portion of the Company’s shares directly at VisionWave’s direction, while VisionWave remained solely responsible for delivering the agreed consideration to the Company.

On June 24, 2026, as part of both the Stage 2 Closing (Milestone 1 Exchange) and the Stage 3 Closing, VisionWave issued and delivered to the Company an aggregate of 945,251 restricted shares of VisionWave common stock (calculated based on the contractual VWAP of $5.34 per share), having an aggregate fair value of approximately $3.5 million (NIS 10,345), considering the effect of discount for lack of marketability of the shares.

The company’s investment in VisionWave is accounted for at fair value through profit or loss category, in accordance with the provisions of IFRS 9 and is measured based on Level 3 under the fair value hierarchy. This investment was presented in the statements of financial position as a short term asset, based on management plans and expectations.

As of June 30, 2026, the company had an aggregate number of 1,310,861 restricted shares of VisionWave common stock having an aggregate fair value of approximately $4.74 million (NIS 14,117) considering the effect of discount for lack of marketability. During the six month period ended June 30, 2026, there was a decrease in the market price of VisionWave common stock and thus, the company recognized a loss of approx. $1.1 million (NIS 3,270) from the change in fair value of such investment. See note 9 below, regarding a further significant decrease in the market price of VisionWave common stock.

As of June 30, 2026, following the completion of all stages (and including the effect of VisionWave sales and purchases of the Company ADS at the stock exchange market), VisionWave beneficially own approximately 30% of the Company’s issued and outstanding ordinary share capital.

As part of each of the three stages, under the terms of the Exchange Agreement, certain members of the Company’s management were granted an additional 543,072 restricted shares of VisionWave common stock as a Management Equity Grant, as set forth in the Exchange Agreement. The aggregate fair value of such share-based payment on the respective grant dates amounted to approx. $3 million (NIS 7,500 thousand ).

The company accounted for such grant in a similar manner to the provisions of IFRS 2, Share-based Payment. Thus, the fair value of such shares was recognized as share based payment expense with a corresponding increase to equity.

Subsequent to the reporting date, on July 22, 2026, the U.S. Securities and Exchange Commission (“SEC”) declared effective VisionWave’s Registration Statement on Form S-1. As a result, the VisionWave common shares held by the Company, which were subject to transfer restrictions as of June 30, 2026, became eligible for public resale pursuant to the effective Registration Statement. This event occurred after the reporting date and, accordingly, did not affect the measurement of the Company’s investment as of June 30, 2026.